SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets	$ 20,388,753	$ 29,874,190
Property and equipment, net	76,470	183,386
Right of Use Lease Assets, net	119,056	227,603
Total assets	20,584,279	37,995,641
Total current liabilities	7,511,208	8,346,217
Total non-current liabilities	4,057,164	9,593,209
Revenue	10,977,429	10,978,571	$ 12,258,451
Cost of revenue	8,394,364	9,803,883	9,418,606
Operating expenses	4,099,851	4,914,058	3,941,542
Net loss	(16,312,705)	(11,219,851)	(1,117,586)
Net cash provided by (used in) operating activities	(7,422,839)	(5,522,340)	(8,691,506)
Net cash used in investing activities	(5,539)	(25,916)	26,418,803
Net cash (used in) provided by financing activities	276,794	2,877,500	1,113,279
Effect of changes of foreign exchange rate on cash	(503,137)	(246,808)	765,792
Net decrease in cash and cash equivalents	(7,654,721)	(2,917,564)	19,606,368
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	485,789	702,484
Property and equipment, net	71,121	180,072
Right of Use Lease Assets, net	119,056	227,603
Other non-current assets		115,186
Total assets	675,966	1,225,345
Total current liabilities	6,836,474	6,127,461
Total non-current liabilities	386,329	362,885
Revenue	2,457,246	1,738,752	12,258,451
Cost of revenue	747,206	1,309,778	9,418,606
Operating expenses	2,988,017	2,667,254	3,923,748
Net loss	(1,435,993)	(2,695,110)	(1,099,792)
Net cash provided by (used in) operating activities	(199,661)	238,434	(8,500,703)
Net cash used in investing activities	(1,745)		(81,197)
Net cash (used in) provided by financing activities	111,051	(856,123)	1,826,612
Effect of changes of foreign exchange rate on cash	(2,711)	292,532	155,891
Net decrease in cash and cash equivalents	$ (93,066)	$ (325,157)	$ (6,599,397)